VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Vessels and equipment, net

19.	VESSELS AND EQUIPMENT, NET

(in thousands of $)	Vessels and equipment	Mooring equipment	Deferred Drydocking expenditure	Office equipment and fittings	Total
Cost
As of January 1, 2024	1,330,563	45,771	108,492	5,893	1,490,719
Additions (1)	77,500	—	1,158	175	78,833
Transfers to intangible assets	—	—	—	(766)	(766)
Write-offs (2)	—	—	—	(1,429)	(1,429)
As of December 31, 2024	1,408,063	45,771	109,650	3,873	1,567,357

Depreciation, amortization and impairment
As of January 1, 2024	(350,177)	(31,450)	(28,181)	(3,234)	(413,042)
Charge for the year (3)	(40,529)	(5,544)	(6,730)	(263)	(53,066)
Write-offs (2)	—	—	—	1,429	1,429
Impairment (4)	(16,810)	—	(6,123)	—	(22,933)
As of December 31, 2024	(407,516)	(36,994)	(41,034)	(2,068)	(487,612)

Net book value as of December 31, 2024	1,000,547	8,777	68,616	1,805	1,079,745

(in thousands of $)	Vessels and equipment	Mooring equipment	Deferred Drydocking expenditure	Office equipment and fittings	Total
Cost
As of January 1, 2023	1,374,607	45,771	109,094	7,341	1,536,813
Additions	—	—	8,492	1,934	10,426
Disposals (5)	(44,044)	—	—	—	(44,044)
Write-offs (2)	—	—	(9,094)	(3,382)	(12,476)
As of December 31, 2023	1,330,563	45,771	108,492	5,893	1,490,719

Depreciation, amortization and impairment
As of January 1, 2023	(336,055)	(25,906)	(32,011)	(5,788)	(399,760)
Charge for the year (3)	(38,166)	(5,544)	(5,264)	(828)	(49,802)
Disposals (5)	29,065	—	—	—	29,065
Write-offs (2)	—	—	9,094	3,382	12,476
Impairment (5)	(5,021)	—	—	—	(5,021)
As of December 31, 2023	(350,177)	(31,450)	(28,181)	(3,234)	(413,042)

Net book value as of December 31, 2023	980,386	14,321	80,311	2,659	1,077,677
(1) In March 2024, we acquired the Fuji LNG, the donor vessel for MKII FLNG for $77.5 million and consequently reclassified the deposit of $15.5 million from “Other non-current assets” (note 20) to “Vessels and equipment, net”. As of December 31, 2024, the Fuji LNG was presented under the Shipping segment as she was trading as an LNG carrier, while waiting for shipyard entry for FLNG conversion.
(2) Write-offs relates to fully depreciated or fully amortized fixed assets.
(3) Depreciation and amortization charges for the years ended December 31, 2024 and 2023, excludes $0.5 million and, $0.5 million respectively, of amortization charges in relation to the Cameroon license fee.
(4) In 2024, multiple discussions took place with potential buyers regarding the sale of the Golar Arctic, but no binding agreement was reached by December 31, 2024. Although the criteria for classifying the asset as held for sale were not met, an impairment assessment was carried out using average broker valuations as an estimate of fair value. However, management determined that the third-party purchase offers received during the year better reflected the current exit price in the LNGC market, rather than relying on the average broker valuations. As a result, an impairment charge of $22.9 million was recognized as of December 31, 2024. See Note 30,“Subsequent Events” for further discussion on subsequent disposal the vessel.
(5) In May 2023, we entered into an agreement for the sale and recycling of the Gandria (“Gandria SPA”) with Last Voyage, DMCC, for net consideration of $15.2 million. The held for sale presentation criteria were met and a remeasurement of the vessel and onboard equipment to lower of her carrying value and fair value less estimated costs to sell was performed, resulting in an impairment charge of $5.0 million recognized during the year ended December 31, 2023. Prior to this, the Gandria was previously reported in our FLNG segment. The Gandria SPA was completed on November 1, 2023, resulting in a loss on disposal of $0.5 million recognized in “Other Operating gain/(loss)”, in the consolidated statements of operations.
As of December 31, 2024, we performed our annual vessel impairment assessment and determined that the FLNG Hilli’s market valuation of $926.3 million is less than its carrying value of $977.3 million. However, based on the estimated future undiscounted cash flows of the FLNG Hilli which is significantly greater than its carrying value, no impairment was recognized.